Income (Loss) Before Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Non-PRC USD ($)	Dec. 31, 2012 Non-PRC CNY	Dec. 31, 2011 Non-PRC CNY	Dec. 31, 2010 Non-PRC CNY	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY
Schedule of Income Before Income Tax [Line Items]
(Loss) income before income taxes	$ (248,407)	(1,547,604)	(1,075,049)	1,055,340	$ (152,231)	(948,417)	(334,470)	(94,101)	$ (96,176)	(599,187)	(740,579)	1,149,441